Schedule of Investments
November 30, 2024 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.60%

Aerospace/Aircrafts/Defense - 3.46%
The Boeing Co. (2)	4,020	624,869
RTX Corp.	22,454	2,735,571

		3,360,440
Auto Parts-Retail/Wholesale - 1.52%
Genuine Parts Co.	11,619	1,472,476

Banks - 4.55%
Bank of America Corp.	43,008	2,043,310
Truist Financial Corp.	15,632	745,334
US Bancorp	31,207	1,663,021

		4,451,665
Beverages - 2.27%
The Coca-Cola Co.	19,010	1,218,161
PepsiCo, Inc.	6,134	1,002,602

		2,220,763

Cable & Other Pay Television Services - 1.60%
Comcast Corp., Class A	36,230	1,564,774

Chemicals-Diversified - 2.60%
RPM International, Inc.	18,321	2,542,588

Commercial Services - 1.66%
Ecolab, Inc.	6,538	1,626,458

Communications Equipment - 2.25%
Qualcomm, Inc.	13,887	2,201,506

Consumer Electronics - 0.39%
Apple, Inc.	1,598	379,253

Containers-Paper/Plastic - 1.10%
Amcor PLC (Jersey)	101,300	1,077,832

Cosmetics & Personal Care - 1.28%
Colgate-Palmolive Co.	12,993	1,255,514

Diversified Operations - 2.01%
Corning, Inc.	40,393	1,965,927

Electronic Equipment - 2.98%
Carrier Global Corp.	10,321	798,536
Emerson Electric Co.	15,980	2,118,948

		2,917,484

Financial Services - 3.60%
American Express Co.	4,420	1,346,686
Paychex, Inc.	14,838	2,170,354

		3,517,040

Food-Misc Preparation - 2.77%
Conagra Brands, Inc.	32,104	884,465
General Mills, Inc.	13,423	889,408
Hormel Foods Corp.	28,735	931,876

		2,705,749
General Household Products - 0.38%
Stanley Black & Decker, Inc.	4,129	369,339

Guided Missiles & Space Vehicles & Parts - 0.44%
Lockheed Martin Corp.	812	429,881

Healthcare - 2.66%
AbbVie, Inc.	8,095	1,480,818
UnitedHealth Group, Inc.	1,830	1,116,666

		2,597,484
Industrial Inorganic Chemicals - 0.83%
Air Products & Chemicals, Inc.	2,441	816,100

Insurance-Life/Property/Casual - 5.11%
AFLAC, Inc.	18,934	2,158,476
The Travelers Companies, Inc.	10,665	2,837,317

		4,995,793
Leisure Products - 0.39%
Polaris, Inc.	5,568	384,192

Machinery-Const./Mining/Farming - 4.69%
Caterpillar, Inc.	6,336	2,573,113
Deere & Co.	4,326	2,015,483

		4,588,596
Machinery-Electrical Equipment - 4.31%
Dover Corp.	9,833	2,024,615
Johnson Controls International PLC (Ireland)	7,550	633,143
Tennant Co.	17,665	1,561,056

		4,218,814
Manufacturing - 2.11%
Illinois Tool Works, Inc.	7,445	2,066,136

Materials - 0.90%
Nucor Corp.	5,658	875,236

Medical Instruments/Products - 0.53%
Medtronic PLC (Ireland)	5,942	514,221

Medical/Dental-Supplies - 1.73%
Becton Dickinson & Co.	7,634	1,693,985

Medical Drugs - 3.94%
Abbott Laboratories	13,660	1,622,398
Johnson & Johnson	5,054	783,421
Merck & Co., Inc.	14,207	1,443,999

		3,849,818
National Commercial Banks - 1.33%
JPMorgan Chase & Co.	5,212	1,301,541

Paper & Paper Products - 1.60%
Kimberly Clark Corp.	11,204	1,561,277

Petroleum Refining - 2.10%
Enterprise Products Partners LP	34,466	1,186,664
Exxon Mobil Corp.	17,442	2,057,458
		3,244,123
Refuse Systems - 2.52%
Waste Management, Inc.	10,805	2,465,917

Retail-Catalog & Mail Order Houses - 1.42%
Amazon.com, Inc. (2)	6,690	1,390,784

Retail-Food & Restaurant - 2.48%
Starbucks Corp.	9,581	981,669
Yum! Brands, Inc.	10,408	1,446,088

		2,427,757
Retail-Variety Stores - 1.95%
Costco Wholesale Corp.	1,966	1,910,716

Retail/Wholesale-Building Products - 2.08%
The Home Depot, Inc.	4,729	2,029,356

Semiconductors - 1.86%
Advanced Micro Devices, Inc.	2,750	377,231
NVIDIA Corp.	2,700	373,275
Taiwan Semiconductor Manufacturing Company Ltd.	1,815	335,158
Texas Instruments, Inc.	3,651	733,961

		1,819,625

Services-Computer Programming, Data Processing, Etc. - 2.48%
Alphabet, Inc Class A (2)	14,380	2,429,501

Services-Prepackaged Software - 2.84%
Microsoft Corp.	6,561	2,778,321

Shoes & Related Apparel - 1.02%
Nike, Inc. Class B	12,615	993,684

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.68%
The Procter & Gamble Co.	9,170	1,643,814

Telecommunications Services - 0.74%
Cisco Systems, Inc.	12,227	723,961

Transportation-Railroads - 2.22%
Union Pacific Corp.	8,859	2,167,443

Utility-Electric - 4.06%
Duke Energy Corp.	15,239	1,783,725
NextEra Energy, Inc.	27,759	2,183,801

		3,967,525
Utility-Gas Distribution - 1.28%
National Fuel Gas Co.	19,493	1,246,967

Utility-Water - 1.67%
Essential Utilities, Inc.	40,767	1,631,903

Total Common Stock	(Cost $ 36,366,704)	96,393,278

Real Estate Investment Trust - 0.85%

Simon Property Group, Inc.	4,592	843,091

Total Real Estate Investment Trust	(Cost $ 520,437)	843,091

Money Market Registered Investment Companies - 0.60%

Fidelity Investments Treasury Portfolio - 4.27% (3)	590,115	590,115

Total Money Market Registered Investment Companies	(Cost $ 590,115)	590,115

Total Investments - 100.05%	(Cost $ 37,478,011)	97,826,484

Other Liabilities Less Assets - (0.05%)		(47,359)

Total Net Assets - 100.00%		97,779,126

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$97,826,484	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$97,826,484	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 29, 2024.